Exhibit 99.1
Ford Credit Auto Lease Trust 2013-B
Monthly Investor Report

Transaction Month	3	Payment Date	January 15, 2014
Collection Period	December, 2013

Additional information about the structure, casflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-173928-08 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. SUMMARY

		Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
2013-B Reference Pool Balance		$1,135,071,232.34	$1,102,487,696.05	$1,085,505,597.49	0.9563326
Total Note Balance		$1,007,940,000.00	$964,912,343.56	$943,029,006.61	0.9356003

Total Overcollateralization		$127,131,232.34	$137,575,352.49	$142,476,590.88

2013-B Exchange Note Balance		$1,039,113,402.06	$997,286,882.42	$976,143,275.10	0.9394001
2013-B Exchange Note Overcollateralization		$95,957,830.28	$105,200,813.63	$109,362,322.39

Overcollateralization			Beginning of Period	End of Period
2013-B Reference Pool Balance as a % of Total Note Balance			114.26%	115.11%
2013-B Reference Pool Balance as a % of 2013-B Exchange Note Balance			110.55%	111.20%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.26000%	$177,000,000.00	$133,972,343.56	$112,089,006.61	0.6332712
Class A-2a Notes	0.59000%	$125,000,000.00	$125,000,000.00	$125,000,000.00	1.0000000
Class A-2b Notes*	0.43660%	$279,000,000.00	$279,000,000.00	$279,000,000.00	1.0000000
Class A-3 Notes	0.76000%	$250,000,000.00	$250,000,000.00	$250,000,000.00	1.0000000
Class A-4 Notes	0.96000%	$78,190,000.00	$78,190,000.00	$78,190,000.00	1.0000000
Class B Notes	1.23000%	$51,080,000.00	$51,080,000.00	$51,080,000.00	1.0000000
Class C Notes	1.51000%	$47,670,000.00	$47,670,000.00	$47,670,000.00	1.0000000
Total		$1,007,940,000.00	$964,912,343.56	$943,029,006.61	0.9356003

	Principal Payments		Interest Payments		Total Payments
	Actual	Principal Payments per $1000 Face	Actual	Interest Payments per $1000 Face	Actual	Total Payments per $1000 Face
Class A-1 Notes	$21,883,336.95	$123.63	$29,027.34	$0.16	$21,912,364.29	$123.79
Class A-2a Notes	$0.00	$0.00	$59,409.72	$0.48	$59,409.72	$0.48
Class A-2b Notes	$0.00	$0.00	$104,902.91	$0.38	$104,902.91	$0.38
Class A-3 Notes	$0.00	$0.00	$153,055.55	$0.61	$153,055.55	$0.61
Class A-4 Notes	$0.00	$0.00	$60,466.93	$0.77	$60,466.93	$0.77
Class B Notes	$0.00	$0.00	$50,611.77	$0.99	$50,611.77	$0.99
Class C Notes	$0.00	$0.00	$57,985.26	$1.22	$57,985.26	$1.22
Total	$21,883,336.95	$21.71	$515,459.48	$0.51	$22,398,796.43	$22.22

II. POOL INFORMATION

2013-B Reference Pool Balance	Lease Balance	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$1,299,339,612.54	$1,102,487,696.05	$736,582,973.55
Change	$(21,636,684.75)	$(16,982,098.56)	$522,905.47
End of Period	$1,277,702,927.79	$1,085,505,597.49	$737,105,879.02
Residual Portion of Securitization Value as % of Securitization Value at end of period			67.90%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	46,572	335	46,237	208	46,029

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months***				21.7	20.8

Ford Credit Auto Lease Trust 2013-B
Monthly Investor Report

Transaction Month	3	Payment Date	January 15, 2014
Collection Period	December, 2013

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		334	$7,394,516.19	0.68%
61 - 90 Days Delinquent		20	$497,896.89	0.05%
91- 120 Days Delinquent		2	$39,073.97	0.00%
Over 120 Days Delinquent		0	$0.00	0.00%
Total Delinquent Leases		356	$7,931,487.05	0.73%

		Current Period	Cumulative
Prepayment Speed		0.39%	0.36%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Rent Payments				$18,891,411.63
plus: Payoffs				$3,447,485.31
plus: Other (including extension fees, excess charges, etc.)				$92,147.65
minus: Payaheads				$(856,340.04)
plus: Payahead Draws				$573,435.05
plus: Advances				$800,239.63
minus: Advance Reimbursement Amounts				$(1,061,149.35)
plus: Administrative Removal Amounts				$0.00
plus: Net Auction Proceeds				$1,429,129.80
plus: Recoveries				$9,217.44
Total Collections				$23,325,577.12

Reserve Account Balance Beginning of Period				$5,675,356.16

Total Collections Plus Reserve				$29,000,933.28

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$918,739.75	$918,739.75	$28,082,193.53	$0.00
2013-B Exchange Note Interest Payment	$1,263,230.05	$1,263,230.05	$26,818,963.48	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$26,818,963.48	$0.00
Reserve Account Deposit	$5,675,356.16	$5,675,356.16	$21,143,607.32	$0.00
2013-B Exchange Note Principal Payment	$34,911,504.90	$21,143,607.32	$0.00	$(13,767,897.58)
Shared Amounts	$0.00	$0.00	$0.00	$0.00
Remaining Funds Released to Borrowers	$0.00	$0.00	$0.00	$0.00
Total	$42,768,830.86	$29,000,933.28	$0.00	$(13,767,897.58)

Ford Credit Auto Lease Trust 2013-B
Monthly Investor Report

Transaction Month	3	Payment Date	January 15, 2014
Collection Period	December, 2013

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2013-B Exchange Note Interest Payment				$1,263,230.05
2013-B Exchange Note Principal Payment				$21,143,607.32
Shortfall Payment (to cover Notes)				$0.00

Total				$22,406,837.37

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$22,406,837.37	$0.00
Administration Fee	$8,040.94	$8,040.94	$22,398,796.43	$0.00
Class A-1 Interest	$29,027.34	$29,027.34	$22,369,769.09	$0.00
Class A-2a Interest	$59,409.72	$59,409.72	$22,310,359.37	$0.00
Class A-2b Interest	$104,902.91	$104,902.91	$22,205,456.46	$0.00
Class A-3 Interest	$153,055.55	$153,055.55	$22,052,400.91	$0.00
Class A-4 Interest	$60,466.93	$60,466.93	21,991,933.98	$0.00
Total Class A Interest	$406,862.45	$406,862.45		$0.00
First Priority Principal Payment	$0.00	$0.00	$21,991,933.98	$0.00
Class B Interest	$50,611.77	$50,611.77	$21,941,322.21	$0.00
Second Priority Principal Payment	$0.00	$0.00	$21,941,322.21	$0.00
Class C Interest	$57,985.26	$57,985.26	$21,883,336.95	$0.00
Specified Reserve Deposit	$0.00	$0.00	$21,883,336.95	$0.00
Regular Principal Payment	$34,911,504.90	$21,883,336.95	$0.00	$(13,028,167.95)
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00
Remaining Funds to Holder of Residual Interest	$0.00	$0.00	$0.00	$0.00
Total	$35,435,005.32	$22,406,837.37	$0.00	$(13,028,167.95)

Memo: Due to administrative error, (a) there was an overpayment of interest on the November 2013 Payment Date on the Class A-2a Notes, Class A-3 Notes, Class A-4 Notes, Class B Notes and Class C Notes and (b) there was an underpayment of interest on the December 2013 Payment Date on the Class A-2b Notes. These payments of interest were calculated using incorrect day counts for the related Interest Periods.
As a result of the day count error for the Interest Period relating to the November 2013 Payment Date, there were overpayments of interest on the Class A-2a Notes, Class A-3 Notes, Class A-4 Notes, Class B Notes and Class C Notes in the amounts of $2,048.61, $5,227.78, $2,085.07, $1,745.23 and $1,999.49, respectively. The aggregate amount of such overpayments, or $13,156.18, would otherwise have been paid as principal to the Noteholders of the Class A-1 Notes on the November 2013 Payment Date. The amounts shown above for each Class of notes reflect a reduction by the amount of the overpayments from the amounts otherwise payable as interest on the related Classes and the amount of the Regular Principal Payment shown above includes this amount paid as principal.
In addition, as a result of the day count error for the Interest Period relating to the December 2013 Payment Date, there was a $3,392.18 underpayment of interest on the Class A-2b Notes. The amount shown above for the Class A-2b Notes includes this underpayment and interest on the underpayment at the related Note Interest Rate from December 15, 2013 to January 15, 2014.

Ford Credit Auto Lease Trust 2013-B
Monthly Investor Report

Transaction Month	3	Payment Date	January 15, 2014
Collection Period	December, 2013

V. Reconciliation of Advances and Payaheads

Advances
Beginning of Period Advance Balance	$2,737,867.45
plus: Additional Advances	$800,239.63
minus: Advance Reimbursement Amounts	$(1,061,149.35)
End of Period Advance Balance	$2,476,957.73
Payaheads
Beginning of Period Payahead Balance	$1,724,917.14
plus: Addditional Payaheads	$856,340.04
minus: Payahead Draws	$(573,435.05)
End of Period Payahead Balance	$2,007,822.13

VI. Reserve Account
Beginning of Period Reserve Account Balance	$5,675,356.16
minus: Reserve Account Draw	$0.00
plus: Reserve Deposit from Exchange Note Distributions	$0.00
plus: Reserve Deposit from note distributions	$0.00
End of Period Reserve Account Balance	$5,675,356.16
Memo: Required Reserve Amount	$5,675,356.16

VII. Overcollateralization Information
Targeted overcollateralization Amount	$155,504,758.83
Actual overcollateralization amount (EOP Pool Balance-EOP Note Balance)	$142,476,590.88

VIII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	122	365	$2,827,133.25	$8,725,556.83
Standard Terminations	3	5	$58,231.56	$95,026.30
Total Retained	125	370	$2,885,364.81	$8,820,583.13

Returned Vehicles
Early Terminations	59	139	$1,161,474.08	$2,739,745.26
Standard Terminations	12	15	$229,922.92	$281,748.94
Total Returned	71	154	$1,391,397.00	$3,021,494.20

Charged Off Leases / Repossessed Vehicles	12	15	$263,152.31	$332,568.86
Removals by Servicer and Other	0	4	$0.00	$71,461.94
Total Terminations	208	543	$4,539,914.12	$12,246,108.13
Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	63	68	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			34.13%	28.36%
Early Termination Rate (Early Terminations / Total Terminations)			87.02%	92.82%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

Ford Credit Auto Lease Trust 2013-B
Monthly Investor Report

Transaction Month	3	Payment Date	January 15, 2014
Collection Period	December, 2013

IX. GAIN (LOSS) CALCULATIONS
	Number of Leases		Gain (Loss)
Gain (Loss) on Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Customer Payments			$3,295,538.25
plus: Payahead draws			$81,155.05
minus: Unreimbursed Advances			$(13,558.29)
minus: Securitization Value of Retained Vehicles			$(2,885,364.81)
Total	125	370	$477,770.20	$1,570,480.99
Gain (Loss) Per Retained Vehicle			$3,822.16	$4,244.54

Gain (Loss) on Returned Vehicles
Customer Payments			$141,046.20
plus: Net Sale Proceeds			$1,306,283.63
plus: Payahead Draws			$31,391.63
minus: Unreimbursed Advances			$(3,896.90)
minus: Securitization Value of Returned Vehicles			$(1,391,397.00)
Total	71	154	$83,427.56	$128,731.95
Gain (Loss) Per Returned Vehicle			$1,175.04	$835.92

Credit Gain (Loss) Charged Off / Repossessed Vehicles	12	15	$(57,285.10)	$(60,977.05)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(4,773.76)	$(4,065.14)

Gain (Loss) on Removals by Servicer and Other	0	4
Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$9,314.58	$22,525.47

Total Gain (Loss)	208	543	$513,227.24	$1,660,761.36

Memo: Residual Gain (Loss) on Returned Vehicles
Net Sale Proceeds			$1,306,283.63
plus: Excess Wear and Use and Excess Mileage Assessed			$16,535.82
minus: Residual Portion of Securitization Value			$(1,208,369.85)
Total	71	154	$114,449.60	$213,663.85
Residual Gain (Loss) Per Returned Vehicle			$1,611.97	$1,387.43

Ford Credit Auto Lease Trust 2013-A
Monthly Investor Report

Transaction Month	3	Payment Date	January 15, 2014
Collection Period	December, 2013

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer

* Tranche A2b Note interest rate is floating based on one-month LIBOR+0.27%
**Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract lease end value at the contract lease factor, without considering the base residual value or minimum discount rate.

*** The Weighted Average is calculated based on Securitization value.